Operating Right-of-Use Lease Liability	12 Months Ended
Dec. 31, 2021
Operating Right-of-use Lease Liability
Operating Right-of-Use Lease Liability

Note 8 – Operating Right-of-Use Lease Liability

On January 1, 2019, the Company adopted Accounting Standards Update No. 2016-2, Leases (Topic 842), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use (ROU) assets on the balance sheet and to provide enhanced disclosure surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

As of December 31, 2021, the Company had three (3) leasing agreements subject to Accounting Standards Codification (ASC) 842.

Location 1 – Capitol City Solutions USA, Inc.

On January 1, 2020, the Company recognized an operating right-of-use asset in the amount of $113,794 and an operating lease liability in the amount of $113,794 in connection with Location 1. The lease term is sixty-one (61) months and expires in January 2025.

The following is a schedule, by year, of maturities of lease liabilities as of December 31, 2021:

2022	27,288
2023	27,288
2024	27,288
2025	2,274
Total undiscounted cash flows	84,138
Less imputed interest (8%)	(20,623)
Present value of lease liability	$63,515

On March 9, 2022, Capitol City Solutions USA, Inc. entered into a Release Agreement with its landlord for the leased premises located at 1043 Asher Way, Suite 300, Tyler, TX 75703 whereby the landlord agreed to release CCS from its remaining obligations under the lease in exchange for a total of $18,523. Total rental expense related to this location for the year ended December 31, 2021, was $0. The operating lease right-of-use asset net balance on December 31, 2021, related to this location was $0, which was impaired in full due to discontinued operations.

Location 2 – VISSIA Mckinney, LLC

On January 1, 2019, the Company recognized an operating right-of-use asset in the amount of $287,206 and an operating lease liability in the amount of $294,774 in connection with Location 1. The lease term is eighty-four (84) months and expires in November 2025.

The following is a schedule, by year, of maturities of lease liabilities as of December 31, 2021:

2021	54,951
2022	55,854
2023	56,776
2024	57,715
2025	53,828
Total undiscounted cash flows	279,124
Less imputed interest (8%)	(83,144)
Present value of lease liability	$195,980

On September 5, 2021, Vissia Mckinney, LLC entered into a Release Agreement with its landlord for the leased premises located at 5000 Collin Mckinney Parkway, Mckinney, Texas 75070 whereby the landlord agreed to release Vissia Mckinney from its remaining obligations under the lease in exchange for a total of $22,500, of which $10,000 was paid to the landlord with furniture and fixtures located at the property and the remaining $12,500 was paid in full with cash. Total rental expense related to this location for the year ended December 31, 2021, was $0. The operating lease right-of-use asset net balance on December 31, 2021, related to this location was $0, which was impaired in full due to discontinued operations.

Location 3 – VISSIA Waterway, Inc.

On January 1, 2020, the Company recognized an operating right-of-use asset in the amount of $234,485 and an operating lease liability in the amount of $234,485 in connection with Location 2. The lease term is sixty (60) months and expires in December 2024.

The following is a schedule, by year, of maturities of lease liabilities as of December 31, 2020:

2021	55,540
2022	57,206
2023	58,922
2024	60,690
Total undiscounted cash flows	232,358
Less imputed interest (8%)	(49,529)
Present value of lease liability	$182,829

On December 31, 2021, Vissia Waterway, LLC entered into a Release Agreement with its landlord for the leased premises located at 25 Waterway Avenue, The Woodlands, Montgomery County, Texas whereby the landlord agreed to release Vissia Waterway from its remaining obligations under the lease in exchange for a total of $88,679. Total rental expense related to this location for the year ended December 31, 2021, was $0. The operating lease right-of-use asset net balance on December 31, 2021, related to this location was $0, which was impaired in full due to discontinued operations.